Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant and equipment

TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2016 and 2015 were as follows:

	Useful Lives
December 31,	(Years)	2016	2015
(Dollars in millions)
Land	N/A	$54	$55
Buildings	5-40	511	506
Leasehold and land improvements	1-30	1,188	1,137
Cable and wire	15-35	1,740	1,689
Network and switching equipment	3-13	2,348	2,279
Cell site equipment	7-25	3,383	3,383
Office furniture and equipment	3-10	508	587
Other operating assets and equipment	3-12	187	205
System development	1-7	1,523	1,459
Work in process	N/A	237	220
Total property, plant and equipment, gross		11,679	11,520
Accumulated depreciation and amortization		(8,124)	(7,756)
Total property, plant and equipment, net		$3,555	$3,764